FIDELITY (LOGO) INVESTMENTS(registered trademark)   FMR Corp.
                                                    82 Devonshire Street
                                                    Boston MA  02109-3614
                                                    617 563 7000

                                                    October 23, 1995

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.
Attention:   File Room





RE:          Fidelity Union Street Trust (the trust):

             Spartan Arizona Municipal Income Portfolio

             Spartan Aggressive Municipal Fund

             Spartan Ginnie Mae Fund

             Spartan Municipal Income Fund

             Spartan Intermediate Municipal Fund

             Spartan Short-Intermediate Municipal Fund

             Spartan Maryland Municipal Income Fund

             Fidelity Export Fund (the funds)

             File No. 2-50318 and 811-2460

             Post-Effective Amendment No. 92

__________________________________________________________________________
Ladies and Gentlemen:
 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.
                        Very truly yours,







                        /s/Arthur S. Loring
                           Arthur S. Loring
                           Secretary